Investments in Equity Method Investees (Summarized Operating Results of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	¥ (951,395)	¥ 756,833
Morgan Stanley
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	3,499,000	3,240,000
Total non-interest expenses	2,582,000	2,193,000
Income from continuing operations before income taxes	899,000	1,037,000
Net income applicable to Morgan Stanley	¥ 687,000	¥ 793,000